Leases - Summary of Right-of-Use Assets Related to Lease Shown in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	$ 1,425
Right-of-use Asset	625	$ 1,425
IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	1,425	2,042
Depreciation charge	(500)	(617)
Derecognition of RoU asset	(300)
Right-of-use Asset	625	1,425
Total cost [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	2,658
Right-of-use Asset	1,876	2,658
Accumulated depreciation and amortization [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use Asset	(1,233)
Right-of-use Asset	$ (1,251)	$ (1,233)